MoA Moderate Allocation Fund Expense Example - MoA Moderate Allocation Fund - MoA Moderate Allocation Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	$ 444